Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Total short-term bank loans		$ 6,210,176	$ 6,584,664
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest [Member]
Total short-term bank loans		3,976,960	4,017,664
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL [Member]
Total short-term bank loans		2,019,072	1,985,874
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by DU YONG [Member]
Total short-term bank loans			258,278
Guaranteed by a $ 0.2 million restricted bank time deposit [Member]
Total short-term bank loans		214,144
Guaranteed by High-tech Investment Company(i) and Mr. Lin [Member]
Total short-term bank loans	[1]		$ 322,848

[1]	High-tech Investment Company is an unrelated third party.